U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202






November 4, 2003

VIA EDGAR
=========

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


                  RE: Country Mutual Funds Trust (the "Trust") File Nos. (333-68270) and (811-10475)
                           -------------------------------------


Dear Sir or Madam

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 28, 2003 and filed electronically as Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A on October 28, 2003.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5025.


Sincerely yours,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.